Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Annual related party monitoring fee maximum			$ 5.0		$ 5.0
Payment of monitoring fee recorded			1.3	1.3	5.0	5.0	5.0
Distribution to repay Ryerson Holding Notes, plus accrued and unpaid interest	$ 35.0	$ 344.9			$ (379.9)